Income Taxes - Summary of Loss Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Non-PRC	¥ (1,130,036)	$ (173,186)	¥ (1,243,926)	¥ (670,529)
PRC	(5,853,841)	(897,139)	(8,980,961)	(8,311,901)
Loss before income taxes	¥ (6,983,877)	$ (1,070,325)	¥ (10,224,887)	¥ (8,982,430)